Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Customer A [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 2,407,951	$ 2,597,402
Concentration risk, percentage	32.00%	36.00%
Customer B [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 1,308,618	$ 3,011,449
Concentration risk, percentage	34.00%	42.00%